Condensed Consolidated Statement of Changes in Equity - USD ($)	Share Capital	Share premium	Other Reserves	Foreign currency translation	Share option reserve	Retained Earnings	Total
Balance at beginning of period at Sep. 30, 2021	$ 11,000	$ 70,999,000	$ 166,805,000	$ 256,000	$ 303,000	$ (272,215,000)	$ (33,841,000)
Loss for the period						65,075,000	65,075,000
Other comprehensive income				3,101,000			3,101,000
Total comprehensive (loss)/profit for the year attributable to equity holders				3,101,000		65,075,000	68,176,000
Transactions with owners in their capacity as owners:
Share option charge (credit)					22,913,000		22,913,000
Earnout shares	1,000		(1,000)
Exercise of warrants	185	21,307,000					21,307,000
Balance at end of period at Sep. 30, 2022	12,000	92,306,000	166,804,000	3,357,000	23,216,000	(207,140,000)	78,555,000
Loss for the period						(70,393,000)	(70,393,000)
Other comprehensive income				(1,567,000)			(1,567,000)
Total comprehensive (loss)/profit for the year attributable to equity holders				(1,567,000)		(70,393,000)	(71,960,000)
Issue of ordinary shares	4,163	44,715,000					44,719,000
Transactions with owners in their capacity as owners:
Share option charge (credit)					15,339,000		15,339,000
Issue of ordinary shares	4,163	44,715,000					44,719,000
Balance at end of period at Sep. 30, 2023	16,000	137,021,000	166,804,000	1,790,000	38,555,000	(277,533,000)	66,653,000
Loss for the period						(54,581,000)	(54,581,000)
Other comprehensive income				(11,231,000)			(11,231,000)
Total comprehensive (loss)/profit for the year attributable to equity holders				(11,231,000)		(54,581,000)	(65,812,000)
Issue of ordinary shares	12,508	13,063,000					13,076,000
Transactions with owners in their capacity as owners:
Share option charge (credit)					(2,099,000)		(2,099,000)
Issue of ordinary shares	12,508	13,063,000					13,076,000
Balance at end of period at Sep. 30, 2024	$ 29,000	$ 150,084,000	$ 166,804,000	$ (9,441,000)	$ 36,456,000	$ (332,114,000)	$ 11,818,000